Debt (Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt [Abstract]
2012	$ 2,915
2013	5,637
2014	6,800
2015	1,186
2016	4,141
Thereafter	$ 32,539